Related Parties Transactions (Details) - Schedule of the reconciliation of the carrying amount of the Company - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022
Schedule of the Reconciliation of the Carrying Amount of the Company [Abstract]
Opening balance	$ 388		$ 345
Accrued liability in respect to additional services rendered	25		68
Recognition of capital contribution from a controlling shareholder		[1]	(56)
Repayment of liability to controlling shareholder	(104)
Change in estimation of maturity date of liability to controlling shareholder	12
Amortization of discount relating to liability to controlling shareholder	28			[2]
Exchange rate differences	(21)
Closing balance	$ 328		$ 357

[1]	During the period of six months ended June 30, 2023, capital contribution resulted from additional services rendered from controlling shareholder was de minimis.
[2]	During the period of six months ended June 30, 2022, discount expenses relating to loan received from controlling shareholder were de minimis. See also Note 6 above.